PROPERTY, PLANT AND EQUIPMENT - Disclosure of detailed information about property, plant and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 1,221,912	$ 1,109,920
Disposals	0
Property, plant and equipment at end of period	949,430	1,221,912
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,939,436	2,380,584
Additions	35,000	246,809
Disposals	(217,617)	(687,957)
Property, plant and equipment at end of period	1,756,819	1,939,436
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(717,524)	(1,270,664)
Additions	(146,572)	(134,817)
Disposals	(56,707)	(687,957)
Property, plant and equipment at end of period	(807,389)	(717,524)
Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Property, plant and equipment at end of period	0	0
Furniture and fixtures [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	151,786	151,786
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	151,786	151,786
Furniture and fixtures [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(151,786)	(151,786)
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	(151,786)	(151,786)
Office and Communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,263	2,349
Property, plant and equipment at end of period	539	1,263
Office and Communications equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	32,318	32,318
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	32,318	32,318
Office and Communications equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(31,055)	(29,969)
Additions	(724)	(1,086)
Disposals	0	0
Property, plant and equipment at end of period	(31,779)	(31,055)
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Property, plant and equipment at end of period	30,626	0
Vehicles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	11,708	11,708
Additions	35,000	0
Disposals		0
Property, plant and equipment at end of period	46,708	11,708
Vehicles [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(11,708)	(11,708)
Additions	(4,374)	0
Disposals	0	0
Property, plant and equipment at end of period	(16,082)	(11,708)
Land and Building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	316,276	333,251
Property, plant and equipment at end of period	144,359	316,276
Land and Building [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	374,567	374,567
Additions	0	0
Disposals	(217,617)	0
Property, plant and equipment at end of period	156,950	374,567
Land and Building [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(58,291)	(41,316)
Additions	(11,007)	(16,975)
Disposals	(56,707)	0
Property, plant and equipment at end of period	(12,591)	(58,291)
Field camps and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	726,122	774,320
Property, plant and equipment at end of period	677,925	726,122
Field camps and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,037,342	1,037,342
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	1,037,342	1,037,342
Field camps and equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(311,220)	(263,022)
Additions	(48,197)	(48,198)
Disposals	0	0
Property, plant and equipment at end of period	(359,417)	(311,220)
Right-of-use asset [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	178,251	0
Property, plant and equipment at end of period	95,981	178,251
Right-of-use asset [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	246,809	687,957
Additions	0	246,809
Disposals	0	(687,957)
Property, plant and equipment at end of period	246,809	246,809
Right-of-use asset [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(68,558)	(687,957)
Additions	(82,270)	(68,558)
Disposals	0	(687,957)
Property, plant and equipment at end of period	(150,828)	(68,558)
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Property, plant and equipment at end of period	0	0
Leasehold improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	84,906	84,906
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	84,906	84,906
Leasehold improvements [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(84,906)	(84,906)
Additions	0	0
Disposals		0
Property, plant and equipment at end of period	$ (84,906)	$ (84,906)